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                       SUPPLEMENT DATED FEBRUARY 18, 2011
             TO THE PROSPECTUSES DATED MAY 1, 2010, AS AMENDED, FOR

     CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE (CORPEXEC VUL II-V)
      CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE (CORPEXEC VUL VI)
             CORPORATE EXECUTIVE ACCUMULATOR VARIABLE UNIVERSAL LIFE
               NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2010 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to note the redomiciliation and change of corporate form of the MainStay VP Series Fund, Inc. from a Maryland corporation to a Delaware statutory trust.

     Keeping this purpose in mind, please note the following:

          As of April 29, 2011, all references in the Prospectuses to the "MainStay VP Series Fund, Inc." shall be removed and replaced with "MainStay VP Funds Trust."

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                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010